CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services
Broadcasting – 1.1%
Discovery Holding Co., Class A(A)(B)	313		$8,457

Integrated Telecommunication Services – 0.8%
China Unicom Ltd.(C)	5,000		6,366

Interactive Media & Services – 1.2%
Alphabet, Inc., Class A(A)	8		9,087

Total Communication Services - 3.1%			23,910

Consumer Discretionary
Auto Parts & Equipment – 0.9%
Magna International, Inc.(C)	146		7,128

Automobile Manufacturers – 0.8%
Suzuki Motor Corp.(C)	147		6,525

Home Improvement Retail – 1.1%
Home Depot, Inc. (The)	43		8,203

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.(A)	8		13,525

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(A)	—	*	—

Leisure Products – 0.1%
Media Group Holdings LLC, Series H(A)(D)(E)(F)	32		—	*
Media Group Holdings LLC, Series T(A)(D)(E)(F)	4		680

			680

Restaurants – 1.1%
Compass Group plc(C)	345		8,123

Total Consumer Discretionary - 5.7%			44,184

Consumer Staples
Household Products – 1.4%
Procter & Gamble Co. (The)	104		10,776

Hypermarkets & Super Centers – 1.6%
Wal-Mart Stores, Inc.	130		12,681

Packaged Foods & Meats – 1.8%
Nestle S.A., Registered Shares(C)	144		13,706

Personal Products – 0.8%
Beiersdorf Aktiengesellschaft(C)	63		6,581

Soft Drinks – 0.9%
Coca-Cola Co. (The)	156		7,325

Tobacco – 2.0%
ITC Ltd.(C)	859		3,683
Philip Morris International, Inc.	129		11,420

			15,103

Total Consumer Staples - 8.5%			66,172

Energy
Integrated Oil & Gas – 1.6%
Royal Dutch Shell plc, Class A(C)	383	12,024

Oil & Gas Equipment & Services – 0.6%
Halliburton Co.	164	4,817

Oil & Gas Exploration & Production – 2.1%
Cabot Oil & Gas Corp.	185	4,818
EOG Resources, Inc.	71	6,762
Noble Energy, Inc.	184	4,546

		16,126

Oil & Gas Storage & Transportation – 0.8%
Enterprise Products Partners L.P.	202	5,884

Total Energy - 5.1%		38,851

Financials
Consumer Finance – 0.8%
ORIX Corp.(C)	423	6,084

Diversified Banks – 4.5%
BNP Paribas S.A.(C)	141	6,696
China Construction Bank Corp.(C)	8,911	7,649
Industrial and Commercial Bank of China Ltd., H Shares(C)	10,428	7,658
Kabushiki Kaisha Mitsubishi Tokyo Financial Group(C)	1,266	6,261
UniCredit S.p.A.(C)	489	6,288

		34,552

Life & Health Insurance – 1.5%
AIA Group Ltd.(C)	1,143	11,426

Multi-Line Insurance – 1.0%
Sampo plc, A Shares(C)	178	8,088

Multi-Sector Holdings – 1.1%
Berkshire Hathaway, Inc., Class B(A)	43	8,558

Other Diversified Financial Services – 0.9%
Citigroup, Inc.	115	7,169

Regional Banks – 0.8%
KeyCorp	419	6,604

Total Financials - 10.6%		82,481

Health Care
Biotechnology – 1.8%
BioMarin Pharmaceutical, Inc.(A)	95	8,428
Sarepta Therapeutics, Inc.(A)	45	5,332

		13,760

Health Care Equipment – 1.4%
Medtronic plc	121	10,979

Life Sciences Tools & Services – 0.5%
Qiagen N.V.(A)	107	4,363

Managed Health Care – 0.8%
UnitedHealth Group, Inc.	24	6,024

Pharmaceuticals – 5.0%
Elanco Animal Health, Inc.(A)	136	4,371
Merck KGaA(C)	58	6,604
Pfizer, Inc.	362	15,383

Roche Holdings AG, Genusscheine(C)	22	6,102
Zoetis, Inc.	65	6,528

		38,988

Total Health Care - 9.5%		74,114

Industrials
Aerospace & Defense – 3.9%
Airbus SE(C)	123	16,305
Lockheed Martin Corp.	20	6,124
Northrop Grumman Corp.	28	7,492

		29,921

Construction & Engineering – 2.4%
Larsen & Toubro Ltd.(C)	501	10,013
Vinci(C)	85	8,302

		18,315

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	57	7,692

Electrical Components & Equipment – 0.9%
Schneider Electric S.A.(C)	91	7,139

Railroads – 1.8%
Kansas City Southern	58	6,692
Union Pacific Corp.	44	7,279

		13,971

Trading Companies & Distributors – 0.6%
Ferguson plc(C)	78	4,982

Total Industrials - 10.6%		82,020

Information Technology
Application Software – 2.6%
Adobe, Inc.(A)	42	11,093
Intuit, Inc.	34	8,908

		20,001

Data Processing & Outsourced Services – 1.7%
Visa, Inc., Class A	87	13,523

Electronic Equipment & Instruments – 0.7%
Keyence Corp.(C)	9	5,564

Semiconductor Equipment – 2.0%
Applied Materials, Inc.	198	7,853
ASML Holding N.V., Ordinary Shares(C)	41	7,619

		15,472

Semiconductors – 2.6%
QUALCOMM, Inc.	209	11,944
Taiwan Semiconductor Manufacturing Co. Ltd.(C)	1,096	8,779

		20,723

Systems Software – 3.2%
Microsoft Corp.	210	24,733

Technology Hardware, Storage & Peripherals – 0.8%
Samsung Electronics Co. Ltd.(C)	154	6,075

Total Information Technology - 13.6%		106,091

Materials
Diversified Metals & Mining – 0.9%
Glencore International plc(C)	1,708	7,077

Total Materials - 0.9%		7,077

Utilities
Electric Utilities – 0.8%
E.ON AG(C)	526	5,858

Total Utilities - 0.8%		5,858

TOTAL COMMON STOCKS – 68.4%		$530,758

(Cost: $501,989)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Cable & Satellite – 1.9%
Altice France S.A., 8.125%, 2-1-27(G)	$2,600	2,626
Altice S.A.:
7.750%, 5-15-22(G)	6,448	6,440
7.625%, 2-15-25(G)	4,656	4,080
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal) (3-Month U.S. LIBOR plus 63 bps), 3.417%, 4-15-24(H)	1,528	1,529

		14,675

Integrated Telecommunication Services – 0.9%
Frontier Communications Corp.:
7.625%, 4-15-24(B)	2,119	1,160
6.875%, 1-15-25(B)	4,337	2,336
11.000%, 9-15-25(B)	3,180	2,095
9.000%, 8-15-31	2,119	1,187

		6,778

Total Communication Services - 2.8%		21,453

Consumer Discretionary
Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series D, 0.000%, 10-2-23(I)	3,642	1,745

Total Consumer Discretionary - 0.2%		1,745

Consumer Staples
Food Distributors – 0.3%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.), 7.000%, 3-15-24(G)	2,412	2,388

Tobacco – 0.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 5.950%, 2-14-49	3,000	3,219

Total Consumer Staples - 0.7%		5,607

Energy
Oil & Gas Equipment & Services – 0.2%
SESI LLC, 7.125%, 12-15-21	1,963	1,759

Total Energy - 0.2%		1,759

Financials
Diversified Banks – 5.8%
Barclays plc:
7.875%, 12-29-49	10,192	10,532
8.000%, 6-15-64	2,013	2,058
BNP Paribas S.A., 6.625%, 9-25-67(G)	1,056	1,054
Intesa Sanpaolo S.p.A., 5.710%, 1-15-26(G)	3,295	3,219
Nordea Bank AB, 6.625%, 9-26-67(G)	4,023	4,013

Royal Bank of Scotland Group plc (The), 8.625%, 12-29-49	10,193	10,856
Societe Generale Group, 7.375%, 12-29-49(G)	5,723	5,902
Standard Chartered plc, 7.500%, 12-29-49(G)	2,481	2,586
UniCredit S.p.A.:
5.861%, 6-19-32(G)	3,700	3,403
7.296%, 4-2-34(G)	1,612	1,626

		45,249

Diversified Capital Markets – 1.3%
Credit Suisse Group AG:
7.125%, 7-29-66	5,889	6,044
7.500%, 6-11-67(G)	3,950	4,177

		10,221

Investment Banking & Brokerage – 0.6%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps), 3.854%, 5-15-26(H)	4,330	4,248

Specialized Finance – 0.1%
Syngenta Finance N.V., 5.182%, 4-24-28(G)	480	488

Total Financials - 7.8%		60,206

Industrials
Railroads – 0.2%
Rumo Luxembourg S.a.r.l., 7.375%, 2-9-24(G)	1,781	1,894

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC, 9.250%, 5-15-23(G)	5,084	5,338

Total Industrials - 0.9%		7,232

Information Technology
Data Processing & Outsourced Services – 0.3%
Alliance Data Systems Corp., 5.375%, 8-1-22(G)	2,189	2,217

IT Consulting & Other Services – 0.4%
Atento Luxco 1 S.A., 6.125%, 8-10-22(G)	3,201	3,180

Semiconductors – 0.4%
Broadcom, Inc., 4.250%, 4-15-26(G)	3,025	3,003

Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC and EMC Corp., 4.900%, 10-1-26(G)	1,408	1,434

Total Information Technology - 1.3%		9,834

Materials
Diversified Metals & Mining – 0.8%
Glencore Funding LLC:
4.125%, 3-12-24(G)	2,415	2,440
4.875%, 3-12-29(G)	4,025	4,052

		6,492

Steel – 0.2%
EVRAZ plc, 5.250%, 4-2-24(G)	1,411	1,410

Total Materials - 1.0%		7,902

TOTAL CORPORATE DEBT SECURITIES – 14.9%		$115,738

(Cost: $118,052)

OTHER GOVERNMENT SECURITIES(J)
Argentina - 1.3%
Province of Mendoza, 8.375%, 5-19-24	4,362	3,500
Republic of Argentina:
4.625%, 1-11-23	6,531	5,349
5.875%, 1-11-28	2,100	1,611

		10,460

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%		$10,460

(Cost: $12,478)

LOANS(H)
Communication Services
Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.629%, 10-10-24	6,140	5,750

Total Communication Services - 0.7%		5,750

Consumer Staples
Hypermarkets & Super Centers – 0.1%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.351%, 10-22-25	678	670

Total Consumer Staples - 0.1%		670

Energy
Oil & Gas Storage & Transportation – 0.2%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 7.490%, 2-21-26	1,800	1,777

Total Energy - 0.2%		1,777

Financials
Financial Exchanges & Data – 0.4%
Financial & Risk U.S. Holdings, Inc. (ICE LIBOR plus 375 bps), 6.249%, 10-1-25	3,268	3,170

Investment Banking & Brokerage – 0.4%
Jane Street Group LLC (ICE LIBOR plus 375 bps), 5.499%, 8-25-22	3,259	3,244

Property & Casualty Insurance – 1.6%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 6.999%, 2-28-25	5,350	5,203
Hub International Ltd. (ICE LIBOR plus 300 bps), 5.515%, 4-25-25	526	508
USI, Inc. (ICE LIBOR plus 300 bps), 5.601%, 5-16-24	7,341	7,108

		12,819

Total Financials - 2.4%		19,233

Health Care
Health Care Facilities – 0.6%
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 6.982%, 11-16-25	2,008	1,984
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 5.750%, 8-31-24	2,841	2,789

		4,773

Health Care Services – 0.3%
Heartland Dental LLC, 0.000%, 4-30-25(K)	58	56
Heartland Dental LLC (3-Month ICE LIBOR plus 375 bps), 6.162%, 4-30-25	49	47
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.249%, 4-30-25	2,532	2,453

		2,556

Health Care Technology – 0.4%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 6.999%, 8-27-25	2,975	2,949

Total Health Care - 1.3%		10,278

Information Technology
Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps):
6.734%, 12-15-24	1,957	1,947
6.849%, 12-15-24	1,183	1,177

		3,124

Total Information Technology - 0.4%		3,124

Materials
Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.499%, 5-31-25	5,345	5,091

Total Materials - 0.7%		5,091

TOTAL LOANS – 5.8%		$45,923

(Cost: $47,131)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Notes:
0.125%, 4-15-21	7,451	7,393
0.625%, 1-15-26	7,439	7,526
0.125%, 7-15-26	6,196	6,062

		20,981

Treasury Obligations - 1.1%
U.S. Treasury Bonds, 2.750%, 8-15-47(L)	8,828	8,723

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.8%		$29,704

(Cost: $29,849)

BULLION – 5.5%	Troy Ounces
Gold	33	42,609

(Cost: $40,896)

SHORT-TERM SECURITIES	Principal
Commercial Paper(M) - 0.2%
Kroger Co. (The), 2.571%, 4-1-19	$1,925	1,925

Master Note - 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(N)	3,458	3,458

Money Market Funds - 0.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (O)(P)	1,186	1,186

United States Government Agency Obligations - 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.440%, 4-7-19(N)	1,500	1,500

TOTAL SHORT-TERM SECURITIES – 1.0%		$8,069

(Cost: $8,069)

TOTAL INVESTMENT SECURITIES – 100.7%		$783,261

(Cost: $758,464)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(5,205)

NET ASSETS – 100.0%		$778,056

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $4,659 are on loan.
(C)	Listed on an exchange outside the United States.
(D)	Restricted securities. At March 31, 2019, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,374	$—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	680

			$30,787	$680

The total value of these securities represented 0.1% of net assets at March 31, 2019.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 5 of the Notes to Financial Statements.
(F)	Securities whose value was determined using significant unobservable inputs.
(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $66,970 or 8.6% of net assets.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(I)	Zero coupon bond.
(J)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(L)	All or a portion of securities with an aggregate value of $316 are held in collateralized accounts for OTC swap agreements collateral.
(M)	Rate shown is the yield to maturity at March 31, 2019.
(N)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following total return swap agreements were outstanding at March 31, 2019:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Western Digital Corp. vs. Seagate Technology plc	JPMorgan Chase Bank N.A.	01/31/2020	$4,320	40 bps	$(350)	$—	$(350)

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$17,544	$6,366	$—
Consumer Discretionary	28,856	14,648	680
Consumer Staples	42,202	23,970	—
Energy	26,827	12,024	—
Financials	22,331	60,150	—
Health Care	61,408	12,706	—
Industrials	35,279	46,741	—
Information Technology	78,054	28,037	—
Materials	—	7,077	—
Utilities	—	5,858	—

Total Common Stocks	$312,501	$217,577	$680
Corporate Debt Securities	—	115,738	—
Other Government Securities	—	10,460	—
Loans	—	45,923	—
United States Government Obligations	—	29,704	—
Bullion	42,609	—	—
Short-Term Securities	1,186	6,883	—

Total	$356,296	$426,285	$680

Liabilities
Total Return Swaps	$—	$350	$—

During the period ended March 31, 2019, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP) (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as investment vehicle for the Portfolio. The Subsidiary and the Company act as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2019 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$778,056	$42,619	5.48%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	778,056	721	0.1

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$758,464

Gross unrealized appreciation	90,722
Gross unrealized depreciation	(65,925)

Net unrealized appreciation	$24,797